Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Cumulative Distributions	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity	Non-controlling Interests
BALANCE at Dec. 31, 2011	$ 62,859	$ 57	$ 47,872	$ (3,085)	$ (3,772)		$ 41,072	$ 21,787
BALANCE, Shares at Dec. 31, 2011		5,667,551
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	74,442	74	74,368				74,442
Gross proceeds from issuance of common stock, Shares		7,444,210
Discount on issuance of common stock	(358)		(358)				(358)
Offering costs including dealer manager fees to affiliates	(8,856)		(8,856)				(8,856)
Distributions to common stockholders	(3,375)			(3,375)			(3,375)
Issuance of shares for distribution reinvestment plan	2,732	3	2,729	(2,732)
Issuance of shares for distribution reinvestment plan, Shares		287,607
Repurchase of common stock	(219)	0	(219)				(219)
Repurchase of common stock, Shares		(22,500)
Repurchase of noncontrolling interests	(113)		(10)				(10)	(103)
Additions to common stock subject to redemption	(2,732)		(2,732)				(2,732)
Contribution of noncontrolling interest								0
Distributions to noncontrolling interests	(2,334)							(2,334)
Distributions to noncontrolling interests subject to redemption	(99)							(99)
Net loss	(5,934)				(4,195)		(4,195)	(1,739)
BALANCE at Dec. 31, 2012	113,281	134	112,794	(9,192)	(7,967)		95,769	17,512
BALANCE, Shares at Dec. 31, 2012		13,376,868
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	365,650	366	365,285				365,650
Gross proceeds from issuance of common stock, Shares		35,666,880
Discount on issuance of common stock	(910)		(910)				(910)
Offering costs including dealer manager fees to affiliates	(37,761)		(37,761)				(37,761)
Distributions to common stockholders	(8,589)			(8,589)			(8,589)
Issuance of shares for distribution reinvestment plan	8,902	9	8,893	(8,902)
Issuance of shares for distribution reinvestment plan, Shares		912,214
Repurchase of common stock	(614)	(1)	(614)				(614)
Repurchase of common stock, Shares		(62,460)
Additions to common stock subject to redemption	(8,902)		(8,902)				(8,902)
Contribution of noncontrolling interest	8,334		239				239	8,095
Distributions to noncontrolling interests	(2,730)							(2,730)
Distributions to noncontrolling interests subject to redemption	(49)							(49)
Offering costs on preferred equity	(5,380)		(5,380)				(5,380)
Net loss	(27,756)				(24,664)		(24,664)	(3,092)
BALANCE at Dec. 31, 2013	394,574	508	433,644	(26,683)	(32,631)		374,838	19,736
BALANCE, Shares at Dec. 31, 2013		49,893,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	776,607	776	775,831				776,607
Gross proceeds from issuance of common stock, Shares		75,545,500
Deferred equity compensation, Shares		10,000
Deferred equity compensation	108		108				108
Discount on issuance of common stock	(1,885)		(1,885)				(1,885)
Offering costs including dealer manager fees to affiliates	(76,638)		(76,638)				(76,638)
Distributions to common stockholders	(32,799)			(32,799)			(32,799)
Issuance of shares for distribution reinvestment plan	44,947	45	44,902	(44,947)
Issuance of shares for distribution reinvestment plan, Shares		4,572,953
Repurchase of common stock	(2,560)	(3)	(2,557)				(2,560)
Repurchase of common stock, Shares		(258,939)
Additions to common stock subject to redemption	(44,947)		(44,947)				(44,947)
Contribution of noncontrolling interest	1,364		(140)				(140)	1,504
Distributions to noncontrolling interests	(3,050)							(3,050)
Distributions to noncontrolling interests subject to redemption	(14)							(14)
Net loss	(19,775)				(18,654)	(423)	(19,077)
BALANCE at Dec. 31, 2014	$ 990,985	$ 1,326	$ 1,128,318	$ (104,429)	$ (51,285)	$ (423)	$ 973,507	$ 17,478
BALANCE, Shares at Dec. 31, 2014		129,763,016